                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05749

                                   ----------

                              THE CHINA FUND, INC.
               (Exact name of registrant as specified in charter)

                          C/O State Street Bank & Trust
                                  P.O. Box 5049
                              BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

                                                              Copy to:
            Mary Moran Zeven                        Leonard B. Mackey, Jr., Esq.
               Secretary                               Clifford Chance US LLP
          The China Fund, Inc.                          31 West 52nd Street
         2 Avenue de Lafayette                     New York, New York 10019-6131
            Boston, MA 02111
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

                              THE CHINA FUND, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2006
                                  (UNAUDITED)

                                              THE CHINA FUND, INC.
                                              TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
                                                                   Key Highlights                      1
                                                                   Asset Allocation                    2
                                                                   Industry Allocation                 3
                                                                   Chairman's Statement                4
                                                                   Investment Managers' Statements     5
                                                                   About the Portfolio Managers        8
                                                                   Schedule of Investments             9
                                                                   Financial Statements               15
                                                                   Notes to Financial Statements      19
                                                                   Other Information                  23
                                                                   Dividends and Distributions;
                                                                     Dividend Reinvestment
                                                                     and Cash Purchase Plan           24

THE CHINA FUND, INC.
KEY HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                      FUND DATA
--------------------------------------------------------------------------------------
            NYSE STOCK SYMBOL                                  CHN
--------------------------------------------------------------------------------------
               LISTING DATE                               JULY 10, 1992
--------------------------------------------------------------------------------------
            SHARES OUTSTANDING                              14,496,220
--------------------------------------------------------------------------------------
       TOTAL NET ASSETS (04/30/06)                       US$443.3 MILLION
--------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE (04/30/06)                       $30.58
--------------------------------------------------------------------------------------
    MARKET PRICE PER SHARE (04/30/06)                         $33.40
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                    TOTAL RETURN
-------------------------------------------------------------------------------------
     PERFORMANCE AS OF
         04/30/06:               NET ASSET VALUE(1)             MARKET PRICE(2)
-------------------------------------------------------------------------------------
         6 MONTHS                      45.73%                       50.74%
-------------------------------------------------------------------------------------
     3-YEAR CUMULATIVE                 138.73%                      172.52%
-------------------------------------------------------------------------------------
     3-YEAR ANNUALIZED                 33.65%                       39.68%
-------------------------------------------------------------------------------------
     5-YEAR CUMULATIVE                 179.69%                      285.62%
-------------------------------------------------------------------------------------
     5-YEAR ANNUALIZED                 22.84%                       30.99%
-------------------------------------------------------------------------------------
    10-YEAR CUMULATIVE                 244.71%                      250.81%
-------------------------------------------------------------------------------------
    10-YEAR ANNUALIZED                 13.17%                       13.37%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                  DIVIDEND HISTORY
-------------------------------------------------------------------------------------
        RECORD DATE                    INCOME                    CAPITAL GAINS
-------------------------------------------------------------------------------------
         12/21/05                      $0.2172                      $2.2947
-------------------------------------------------------------------------------------
         12/22/04                      $0.1963                      $3.3738
-------------------------------------------------------------------------------------
         12/31/03                      $0.0700                      $1.7100
-------------------------------------------------------------------------------------
         12/26/02                      $0.06397                     $0.1504
-------------------------------------------------------------------------------------
         12/31/01                      $0.1321                        --
-------------------------------------------------------------------------------------
         12/31/99                      $0.1110                        --
-------------------------------------------------------------------------------------
         12/31/98                      $0.0780                        --
-------------------------------------------------------------------------------------
         12/31/97                        --                         $0.5003
-------------------------------------------------------------------------------------
         12/31/96                      $0.0834                        --
-------------------------------------------------------------------------------------
         12/29/95                      $0.0910                        --
-------------------------------------------------------------------------------------
         12/30/94                      $0.0093                      $0.6006
-------------------------------------------------------------------------------------
         12/31/93                      $0.0853                      $0.8250
-------------------------------------------------------------------------------------
         12/31/92                      $0.0434                      $0.0116
-------------------------------------------------------------------------------------

(1) Total investment returns reflect changes in net asset value per share or market price, as the case may be, during each period and assume that dividends and capital gains distributions, if any, were reinvested in accordance with the dividend reinvestment plan. The net asset value per share percentages is not an indication of the performance of a shareholder's investment in the Fund, which is based on market price. Total investment returns are historical and do not guarantee future results.

(2) Total investment returns are historical and do not guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                     TEN LARGEST LISTED EQUITY INVESTMENTS*
---------------------------------------------------------------------------------
 1.  Chaoda Modern Agriculture (Holdings) Ltd.                    5.36%
---------------------------------------------------------------------------------
 2.  China Life Insurance Co., Ltd.                               4.12%
---------------------------------------------------------------------------------
 3.  Zijin Mining Group Co., Ltd.                                 3.88%
---------------------------------------------------------------------------------
 4.  Shanghai Zhenhua Port Machinery Co. Ltd. Access
     Product                                                      3.05%
---------------------------------------------------------------------------------
 5.  Tripod Technology Corp.                                      2.83%
---------------------------------------------------------------------------------
 6.  Cathay Financial Holding Co., Ltd.                           2.75%
---------------------------------------------------------------------------------
 7.  Shanghai International Airport Access Product                2.67%
---------------------------------------------------------------------------------
 8.  Golden Meditech Co., Ltd                                     2.45%
---------------------------------------------------------------------------------
 9.  TPV Technology, Ltd.                                         2.44%
---------------------------------------------------------------------------------
10.  Xinao Gas Holdings, Ltd.                                     2.41%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          LARGEST DIRECT INVESTMENTS*
--------------------------------------------------------------------------------
 1.  CDW Holding Ltd.                                             1.97%
--------------------------------------------------------------------------------
 2.  Global e-Business Services (BVI) Ltd.                        0.69%
--------------------------------------------------------------------------------
 3.  Captive Finance, Ltd.                                        0.69%
--------------------------------------------------------------------------------
 4.  teco Optronics Corp.                                         0.03%
--------------------------------------------------------------------------------

* Percentages based on net assets at April 30, 2006.

    INDUSTRY ALLOCATION (UNAUDITED)
--------------------------------------------------------------------------------

                                  (PIE CHART)

Information Technology..................             15.8%
Industrials.............................             15.1%
Consumer Discretionary..................             13.1%
Financials..............................             12.5%
Materials...............................              9.8%
Energy..................................              9.6%
Consumer Staples........................              7.5%
Utilities...............................              6.2%
Health Care.............................              4.5%
Telecommunications......................              3.6%
Others..................................              2.3%
Total Net Assets........................            100.0%

Fund holdings are subject to change and percentages shown above are based on total net assets as of April 30, 2006. A complete list holdings as of April 30, 2006 is contained in the Schedule of Investments included in this report. The most current available data regarding portfolio holdings can be found on our website, www.chinafundinc.com. You may also obtain holdings by calling 1-800-246-2255.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I am extremely pleased to report that your Fund's total return, based on net asset value per share, was 45.73% over the six month period ended April 30, 2006 and that its net asset value per share increased from $23.25 to $30.58 over the same period. Your Fund's total net assets increased from US$334,495,574 million to US$443,258,442 million, despite the payment in January of a substantial dividend (US$2.51/share) for the third consecutive year. The Fund's average annual total return for the 1-year, 3-year and 5-year periods ended April 30, 2006 amounted to 32.72%, 33.65%, and 22.84%, respectively, allowing it to outpace the MSCI Golden Dragon Index returns of 30.98%, 31.95%, and 10.00% for each of those periods.

Last summer's rights issue, which allowed a substantial new allocation of the Fund's investments into China's domestic A-share market, proved well-timed. Progress made by the government in reforming the market's structure subsequently lifted the A-share market out of its five-year slump. Elsewhere, the broadening of the market and the appreciation of the renminbi benefited your Fund, due to its concentration on entrepreneurial companies, which at this stage of China's economic development tend to be small companies with a domestic focus. Your Fund's increased size has led to improved liquidity in its stock, and the stock price has held a premium to net asset value per share for most of the period.

The outlook for Chinese economic growth remains good. The government appears to be committed to tackling some of the main outstanding problems, such as the wealth gap between rural and urban areas and the inefficiencies of the state-owned banking system. At present, the greatest risks seem to be those posed by inflation and the increased supply of equity. However, the Fund's managers continue to report attractive investment opportunities, particularly in the A-share and Taiwanese markets.

The strong People's Republic of China (PRC) economy and the resolution of some of the regulatory issues relating to the offshore listing of PRC companies which constrained private equity investing in 2005 are leading to a more active deal market. The Direct Investment Manager is actively progressing a number of investments for the Fund.

The main focus of the deal origination activity is PRC service companies with high entry barriers. These companies have high growth rates and stable margins. The Direct Investment Manager believes that such companies could generate higher returns than companies in the export sector which are experiencing intensive price competition and may be adversely affected by any revaluation of the renminbi or trade restrictions.

Valuations for high quality PRC companies continue to rise which along with high levels of liquidity potentially presents the Fund with an attractive exit market. The Direct Investment Manager will continue to explore opportunities to create value for the Fund from its existing investments. Though increasing valuation is leading to a higher level of competition for transactions, it is not yet excessive. For monthly updates detailing your Fund's investments, please consult www.chinafundinc.com.

Thank you for your continued interest in The China Fund, Inc.

Yours truly,

/s/ Alan Tremain

Alan Tremain
Chairman

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REVIEW OF LISTED INVESTMENTS
The portfolio of listed stocks performed well over the period. The portfolio of listed stocks net asset value increased by 50.9% because the smaller, entrepreneurial companies in which the Fund invests performed well.

By way of comparison, the benchmark MSCI Golden Dragon index returned 29.2% over the same period. However, this figure masks the wide variance in returns among markets across the greater China region. The HSCE index, which charts the fortunes of Chinese H-shares listed and traded in Hong Kong was the star performer, returning 43.3%, with most of the gains coming in January. Local retail investor sentiment recovered strongly, helped by greater confidence in the sustainability of economic and corporate profit growth. Meanwhile, other investment options -- such as bank deposits and government bonds -- have remained unattractive, particularly as the government of the People's Republic seems to be trying to restrain property speculation.

Taiwan securities marginally outperformed the MSCI Golden Dragon index over the six-month period as a whole, returning 31.8%. This slight outperformance was despite a difficult start to 2006 for Taiwanese stocks, which reflected worries over mounting credit card debt and cross-strait tensions.

The real laggard, however, has been MSCI Hong Kong, which returned just 17.4% over the reporting period. The Hong Kong Monetary Authority continued to track monetary tightening by the Federal Reserve and results announced were often lackluster.

Turning to the Fund's portfolio of listed stocks, one of the Fund's largest holdings, fruit and vegetable grower CHAODA MODERN AGRICULTURE, was one of the star performers, rising by 84.6% in dollar terms over the period. The company announced plans to co-operate with a Japanese trading company in the export of produce to Japan. Other key holdings included ZIJIN MINING (China, up 255.0% on the back of surging gold prices); and TRIPOD TECHNOLOGY (Taiwan, up 81.3% on the strength of demand for LCD televisions).

In terms of activity, the Listed Investment Manager increased the Fund's exposure to the A-share market, adding to holdings in leading garment maker YOUNGOR GROUP, in CHINA YANGTZE POWER and in SHANGHAI ZHENHUA PORT
MACHINERY. More recently, the Listed Investment Manager added a holding in the utility HUANENG POWER INTERNATIONAL, whose A-share is trading at a large discount to its H-share. A January rumor about the merger of the B and A-share markets (which will not be possible until the renminbi is convertible) presented the Listed Investment Manager with the opportunity to sell CIMC, the Fund's only remaining B-share.

The Fund had gains on small allocations of Initial Public Offerings ("IPOs") for SUNTECH and AGILE. In the technology area, the Listed Investment Manager sold the STN LCD maker WINTEK, as the Listed Investment Manager had doubts about its future growth prospects, and bought RADIANT OPTO-ELECTRONICS, which could benefit from a possible boom in sales of LCD televisions. The Listed Investment Manager also invested in transformer manufacturer BAODING TIANWEI BAOBIAN ELECTRIC, whose subsidiary is the first and largest producer of photovoltaic cells in China. In Taiwan the Listed Investment Manager added a holding in solder specialist SHENMAO.

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF LISTED INVESTMENTS

The Listed Investment Manager invested in Taiwan-based food giant UNI-PRESIDENT, which had been a chronic underperformer despite its strong brand name, and could benefit from easing cost pressures and is showing a willingness to rationalize its many product lines. The Listed Investment Manager added a holding in laggard SHANGHAI INTERNATIONAL AIRPORT, which reported 24% growth in traffic in the first quarter. On a similar theme, the Listed Investment Manager added a holding in CHINA TRAVEL, ahead of the opening of its huge new spa resort in ZHUHAI, and took the opportunity presented by avian flu-related weakness late last year to add to the Fund's holding in SHANGRI-LA, the hotel operator.

Despite the gains enjoyed by a number of the Fund's holdings this year, valuations generally remain low. The only areas where the Listed Investment Manager has seen any degree of overvaluation has been in some Hong Kong-listed China retail names, the state-owned banks and Hong Kong IPOs. The Listed Investment Manager's main worries at the moment are: trade relations between the US and China ahead of the mid-term elections, an expansion of equity supply and a possible unpleasant surprise from Chinese inflation data.

Going forward, we expect particularly robust performance from the domestic, renminbi-denominated A-share market -- valuations here are converging at a point lower than those companies listed in Hong Kong, and the interest rate and exchange rate environment is favorable. The Listed Investment Manager expects the portfolio to remain biased towards management-owned companies, many of which tend to be small caps with a domestic focus.

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF DIRECT INVESTMENTS
As of April 30, 2006 the Fund's Direct Investment portfolio comprised the following investments:

CAPTIVE FINANCE LIMITED ("CAPTIVE")
Captive is engaged in providing operating and financial leases for technology products (PCs, servers, telecom equipment etc.). It has operations in Greater China, Singapore, Malaysia and Europe. Apart from seeking leasing opportunities within each of its national markets, there is active cross-selling of services between the Asian and European operations.

CDW HOLDING LIMITED ("CDW")
CDW manufactures a range of component parts for mobile telephones, office equipment and household appliances. Its fastest growing business is the assembly of backlight unit components (BLU) for the mobile phone industry. For more than a decade, CDW has been supplying parts and accessories for office and consumer equipment to major Japanese manufacturers. CDW continues to expand its production capacity to cope with increasing demand. The company is listed on the Singapore Stock Exchange.

In 2005 the company reported revenue of US$106.2 mn (+7.8% year on year ("yoy")) and net profit of US$8.9 mn (-41.4% yoy). The profit decline mainly reflected continuous price pressure particularly in its BLU business and start-up costs for the new plant in Dongguan. CDW has recently announced that it is exploring a merger with the Japanese operations of its CEO which could facilitate the development of higher margin products and capture more manufacturing outsourcing business from Japanese multinationals.

TECO OPTRONICS CORP. ("TECO")
teco designs and manufactures organic light emitting diodes (OLED) displays. It has a technology licensing agreement with Kodak. OLED is a new flat screen display technology that is competing with liquid crystal displays (LCDs). teco is a subsidiary of the TECO Group, a large Taiwanese business group.

On July 8, 2005, the carrying value of teco was reduced to US$150,000 from cost of about US$590,000.

GLOBAL E-BUSINESS SERVICES (BVI) LTD. ("GO")
GO engages in operating e-commerce and e-government platforms and related business opportunities. In March 2003, GO was awarded one of the two available licenses in Hong Kong to provide and operate the front-end Government Electronic Trading Services and related electronic processing services for the trading community. GO is a subsidiary of Computer And Technologies Holdings Limited, a listed company in Hong Kong.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LISTED INVESTMENT MANAGER
Mr. Chris Ruffle serves as the portfolio manager of the Fund's portfolio of listed securities. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years of investment experience in Asia. Fluent in Mandarin and Japanese, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan. Mr. Ruffle also manages The Martin Currie China Hedge Fund and the China "A" Share Fund.

DIRECT INVESTMENT MANAGER
Mr. KOH Kuek Chiang is the Executive Director of Asian Direct Capital Management ("ADCM") and is the portfolio manager of the Fund's portfolio of direct securities. He joined ADCM in 1998. Mr. Koh has over ten years of private equity investment experience in the United States, Europe and Asia working for the Government of Singapore Investment Corporation, Union Bank of Switzerland and private interests. His investment experience covers a wide range of industries, including telecommunications equipment, biotechnology, media, financial services and basic materials. Mr. Koh graduated with an engineering degree from the University of Western Australia and has a post-graduate Diploma in Business Administration from the National University of Singapore. He is a Chartered Financial Analyst and is fluent in English and Mandarin.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
HONG KONG
  CONSUMER DISCRETIONARY -- (5.7%)
     China Ting Group Holdings Ltd.*........................  13,148,000            $  3,688,423
     China Travel International Investment Hong Kong,
       Ltd. ................................................  15,142,000               4,247,803
     Parkson Retail Group Ltd. .............................   1,080,500               3,539,813
     Ports Design Ltd. .....................................   3,956,500               6,251,282
     Shangri-La Asia Ltd. ..................................   4,318,000               7,657,855
                                                                                    ------------
                                                                                      25,385,176
                                                                                    ------------
  CONSUMER STAPLES -- (6.3%)
     Chaoda Modern Agriculture (Holdings) Ltd. .............  34,089,900              23,743,312
     Li Ning Co. Ltd. ......................................   3,726,000               4,181,036
                                                                                    ------------
                                                                                      27,924,348
                                                                                    ------------
  ENERGY -- (0.8%)
     China Rare Earth Holdings, Ltd. .......................  15,254,000               3,443,052
                                                                                    ------------
  FINANCIALS -- (6.4%)
     Agile Property Holdings Ltd.*..........................  10,292,000               7,898,390
     China Insurance International Holdings Co., Ltd.*......   4,026,000               2,180,946
     China Life Insurance Co., Ltd.*........................  13,497,000              18,278,828
                                                                                    ------------
                                                                                      28,358,164
                                                                                    ------------
  HEALTH CARE -- (4.5%)
     China Shineway Pharmaceutical Group Ltd. ..............   7,615,000               6,285,961
     Golden Meditech Co., Ltd. .............................  35,040,000              10,846,688
     Natural Beauty Bio-Technology, Ltd. ...................  32,780,000               2,875,012
                                                                                    ------------
                                                                                      20,007,661
                                                                                    ------------
  INDEX FUND -- (0.9%)
     Ishare Asia Trust......................................     580,000               4,207,967
                                                                                    ------------
  INDUSTRIALS -- (4.2%)
     Beiren Printing Machinery Holdings Ltd.+...............   7,000,000               1,480,689
     China Fire Safety Enterprise Group Holdings Ltd. ......  50,380,000               6,173,104
     TPV Technology, Ltd. ..................................   9,968,000              10,799,636
                                                                                    ------------
                                                                                      18,453,429
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG (CONTINUED)
  INFORMATION TECHNOLOGY -- (4.2%)
     Arcontech Corp.*(2)....................................  18,386,000            $    237,142
     Digital China Holdings Ltd. ...........................  10,692,000               3,585,536
     Lenovo Group Ltd. .....................................  15,858,000               5,931,551
     Solomon Systech Ltd. ..................................  19,892,000               8,851,551
                                                                                    ------------
                                                                                      18,605,780
                                                                                    ------------
  MATERIALS -- (7.1%)
     Asia Aluminum Holdings Ltd.*...........................  23,250,000               4,228,281
     Asia Zirconium Ltd. ...................................  13,196,000               1,702,018
     Fountain Set (Holdings), Ltd. .........................   6,714,000               2,684,509
     Ocean Grand Chemicals Holdings Ltd. ...................  17,379,000               3,496,803
     Sinochem Hong Kong Holdings Ltd.*......................   5,000,000               2,112,045
     Zijin Mining Group Co., Ltd. ..........................  30,662,000              17,203,292
                                                                                    ------------
                                                                                      31,426,948
                                                                                    ------------
  TELECOMMUNICATIONS -- (2.9%)
     China Netcom Group Corp. (Hong Kong) Ltd. .............   4,078,000               7,442,614
     Comba Telecom Systems Holdings Ltd. ...................  16,118,000               5,301,187
                                                                                    ------------
                                                                                      12,743,801
                                                                                    ------------
  UTILITIES -- (2.4%)
     Xinao Gas Holdings, Ltd. ..............................  11,560,000              10,660,699
                                                                                    ------------
          TOTAL HONG KONG -- (Cost $113,302,349)                            45.4%    201,217,025
                                                                                    ------------
HONG KONG -- "H" SHARES
  CONSUMER DISCRETIONARY -- (0.8%)
     Lianhua Supermarket Holdings Co., Ltd. ................   2,859,000               3,337,218
                                                                                    ------------
  ENERGY -- (3.1%)
     China Oilfield Services Ltd. ..........................   9,546,000               5,325,119
     China Shenhua Energy Co., Ltd. ........................   4,536,500               8,220,894
                                                                                    ------------
                                                                                      13,546,013
                                                                                    ------------
  INDUSTRIALS -- (2.3%)
     BYD Co., Ltd.*.........................................   3,225,000               6,509,774
     Sinotrans Ltd. ........................................  11,134,000               3,841,464
                                                                                    ------------
                                                                                      10,351,238
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG -- "H" SHARES (CONTINUED)
  UTILITIES -- (2.0%)
     Anhui Expressway Co., Ltd.*............................  12,406,000            $  9,040,700
                                                                                    ------------
          TOTAL HONG KONG -- "H" SHARES --
            (Cost $23,028,394)                                               8.2%     36,275,169
                                                                                    ------------
          TOTAL HONG KONG (INCLUDING "H" SHARES) --
            (Cost $136,330,743)                                             53.6%    237,492,194
                                                                                    ------------
SINGAPORE
  UTILITIES -- (1.8%)
     Bio-Treat Technology Ltd. .............................   9,799,000               8,181,328
                                                                                    ------------
          TOTAL SINGAPORE -- (Cost $4,045,565)                               1.8%      8,181,328
                                                                                    ------------
TAIWAN
  CONSUMER DISCRETIONARY -- (4.2%)
     Merry Electronics Co., Ltd. ...........................   3,012,016              10,619,983
     Premier Image Technology Corp. ........................   3,371,000               5,219,150
     Taiwan FamilyMart Co., Ltd. ...........................   1,645,592               2,604,519
                                                                                    ------------
                                                                                      18,443,652
                                                                                    ------------
  CONSUMER STAPLES -- (1.2%)
     Uni-President Enterprises Corp. .......................   6,729,000               5,072,005
                                                                                    ------------
  FINANCIALS -- (4.3%)
     Cathay Financial Holding Co., Ltd. ....................   5,438,000              12,185,947
     Yuanta Core Pacific Securities Co. ....................   8,983,000               6,869,502
                                                                                    ------------
                                                                                      19,055,449
                                                                                    ------------
  INDUSTRIALS -- (0.7%)
     Cheng Shin Rubber Industry Co., Ltd. ..................   4,129,481               3,293,800
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
  INFORMATION TECHNOLOGY -- (8.9%)
     Advanced Semiconductor Engineering Inc. ...............   5,698,000            $  6,768,239
     Data Systems Consulting Co., Ltd. .....................   4,362,043               3,588,668
     Radiant Opto-Electronics Corp. ........................   1,500,000               3,431,849
     Taiwan Green Point Enterprises Co., Ltd. ..............   1,286,783               3,718,350
     Novatek Microelectronics Corp., Ltd. ..................     920,000               5,478,422
     ShenMao Technology Inc. ...............................     948,000               3,832,764
     Tripod Technology Corp. ...............................   3,334,095              12,539,298
                                                                                    ------------
                                                                                      39,357,590
                                                                                    ------------
  MATERIALS -- (1.6%)
     China Metal Products Co., Ltd. ........................   3,584,000               4,347,033
     Yieh United Steel Corp. ...............................   9,483,000               2,912,634
                                                                                    ------------
                                                                                       7,259,667
                                                                                    ------------
          TOTAL TAIWAN -- (Cost $62,660,755)                                20.9%     92,482,163
                                                                                    ------------
UNITED STATES -- "N" SHARES
  CONSUMER DISCRETIONARY -- (1.5%)
     Chindex International, Inc.*...........................      69,987                 873,438
     The9 Ltd. ADR*.........................................     184,861               5,543,981
                                                                                    ------------
                                                                                       6,417,419
                                                                                    ------------
  TELECOMMUNICATIONS -- (0.7%)
     China Techfaith Wireless Communication Technology Ltd.
       ADR*.................................................     233,338               3,175,730
                                                                                    ------------
          TOTAL UNITED STATES -- "N" SHARES -- (Cost
            $8,638,774)                                                      2.2%      9,593,149
                                                                                    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $211,675,837)                                78.5%    347,748,834
                                                                                    ------------
WARRANTS
  CONSUMER DISCRETIONARY -- (0.9%)
     Youngor Group Co. Ltd. Access Product (expiration
       10/26/10) 144A,(2)(4)................................   7,562,730               3,766,240
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
WARRANTS (CONTINUED)
  ENERGY -- (5.7%)
     China Petroleum Access Product (expiration 01/20/10)
       144A,(2)(3)..........................................   5,539,000            $  4,193,023
     China Petroleum Access Product (expiration 01/20/11)
       144A,(2)(4)..........................................   7,016,997               5,311,867
     China Yangtze Power Co. Ltd. Access Product (expiration
       1/20/10) 144A,(2)(4).................................   7,577,738               6,130,390
     Huaneng Power International Inc. Access Product
       (expiration 1/20/10) 144A,(2)(3).....................   7,476,500               4,366,276
     Huaneng Power International Inc. Access Product
       (expiration 4/20/11) 144A,(2)(4).....................   9,343,031               5,456,330
                                                                                    ------------
                                                                                      25,457,886
                                                                                    ------------
  FINANCIALS -- (1.1%)
     China Merchants Bank Co. Ltd. Access Product
       (expiration 10/26/10) 144A,(2)(4)....................   5,290,408               4,745,496
                                                                                    ------------
  INDUSTRIALS -- (7.9%)
     Baoding Tianwei Baobian Electric Co., Ltd. (expiration
       01/20/10),(2)(3).....................................   1,761,193               5,129,369
     Shanghai International Airport Co. Access Product
       (expiration 1/20/10) 144A,(2)(3).....................   5,662,300               8,544,977
     Shanghai International Airport Co. Ltd. Access Product
       (expiration 10/26/10) 144A,(2)(4)....................   2,141,969               3,266,503
     Shanghai Zhenhua Port Machinery Co. Ltd. Access Product
       (expiration 10/26/10) 144A,(2)(4)....................   6,609,826              13,503,874
     Xinjiang Tebian Electric Apparatus Stock Co. Ltd.
       Access Product (expiration 10/26/10) 144A,(2)(4).....   3,577,791               4,683,328
                                                                                    ------------
                                                                                      35,128,051
                                                                                    ------------
  MATERIALS -- (1.1%)
     Qinghai Salt Lake Potash Co. Ltd. Access Product
       (expiration 10/26/10) 144A,(2)(4)....................   2,396,122               5,065,402
                                                                                    ------------
          TOTAL WARRANTS -- (Cost $58,363,259)                              16.7%     74,163,075
                                                                                    ------------

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
DIRECT INVESTMENTS
  FINANCIALS -- (0.7%)
     Captive Finance, Ltd., (acquired 5/24/02),*+(1)(2).....   2,000,000            $  3,045,000
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (2.7%)
     CDW Holding Ltd., (acquired 1/26/05)+(5)...............  60,000,000               8,728,653
     Global e-Business Services (BVI) Ltd., (acquired
       6/18/04),*(1)........................................      40,000               3,053,395
     teco Optronics Corp., (acquired 4/26/04),*(1)(2).......   1,861,710                 150,000
                                                                                    ------------
                                                                                      11,932,048
                                                                                    ------------
          TOTAL DIRECT INVESTMENTS -- (Cost $8,411,189)                      3.4%     14,977,048
                                                                                    ------------
TOTAL INVESTMENTS -- (Cost $278,450,285) (Note E)                           98.6%    436,888,957
                                                                                    ------------
OTHER ASSETS AND LIABILITIES                                                 1.4%      6,369,485
                                                                                    ------------
NET ASSETS                                                                 100.0%   $443,258,442
                                                                                    ------------

Notes to Schedule of Investments

  * Denotes non-income producing security

  + Affiliated issuer (see Note G).

(1) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. These direct investments are valued at fair value as determined by the Board of Directors as discussed in Note A and B to the Financial Statements.

(2) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

(3) Warrants issues by Citigroup Global Markets Holdings.

(4) Warrants issued by Credit Lyonnais (CLSA)

(5) This investment is listed on the Singapore Stock Exchange; however, it is still managed by ADCM.

See notes to financial statements and notes to schedule of investments.

THE CHINA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments in listed investments, at value (cost
     $267,548,242) (Note A).................................  $420,431,219
  Investments in direct investments, at value (cost
     $3,602,160) (Notes A and B)............................     3,203,396
  Investments in affiliated investments, at value (cost
     $7,299,883) (Note A, B, and G).........................    13,254,342
  Cash......................................................    13,176,468
  Foreign currency, at value (cost $4,058,050)..............     4,059,836
  Receivable for investments sold...........................     2,701,956
  Receivable for fund shares sold...........................           632
  Dividends receivable......................................     1,124,575
  Prepaid expenses and other assets.........................        85,822
                                                              ------------
TOTAL ASSETS................................................  $458,038,246
                                                              ============
LIABILITIES
  Payable for investments purchased.........................    14,317,662
  Investment management fee payable (Note C)................       175,418
  Administration, custodian and transfer agent fees
     payable................................................       234,621
  Directors fee payable (Note C)............................        27,730
  Accrued expenses and other liabilities....................        24,373
                                                              ------------
TOTAL LIABILITIES...........................................    14,779,804
                                                              ------------
TOTAL NET ASSETS............................................  $443,258,442
                                                              ============
COMPOSITION OF NET ASSETS:
  Paid in capital (Note D)..................................   253,959,142
  Undistributed net investment loss.........................        (9,874)
  Accumulated net realized gain on investments and foreign
     currency transactions..................................    30,868,404
  Net unrealized appreciation on investments and foreign
     currency transactions..................................   158,440,770
                                                              ------------
TOTAL NET ASSETS............................................  $443,258,442
                                                              ============
NET ASSETS VALUE PER SHARE
  ($443,258,442/14,496,220 shares of common stock
     outstanding)...........................................        $30.58
                                                              ============

See notes to financial statements.

THE CHINA FUND, INC.
STATEMENT OF OPERATIONS
FOR SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income -- listed investments (net of tax withheld of $445,278)...........................................  $  2,298,051
  Interest income -- listed investments.....................         6,961
                                                              ------------
     TOTAL INVESTMENT INCOME................................     2,305,012
                                                              ------------
EXPENSES
  Investment Management fees (Note C).......................     1,316,409
  Custodian fees............................................       391,484
  Administration fees.......................................       219,197
  Directors' fees and expenses (Note C).....................       107,585
  Stock dividend tax expense................................           352
  Legal fees................................................        65,558
  Printing and postage......................................        59,184
  Shareholder service fees..................................        19,093
  Insurance.................................................        30,448
  Audit and tax service fees................................        24,183
  Stock exchange listing fee................................        12,297
  Transfer agent fees.......................................        12,313
  Miscellaneous expenses....................................           998
                                                              ------------
     TOTAL EXPENSES.........................................     2,259,101
                                                              ------------
NET INVESTMENT INCOME.......................................        45,911
                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized gain on listed investment and foreign
     currency transactions..................................    31,991,888
  Net change in unrealized appreciation on listed
     investments and foreign currency transactions..........   108,872,632
  Net change in unrealized appreciation on direct
     investments............................................     1,484,301
                                                              ------------
                                                               110,356,933
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................   142,348,821
                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $142,394,732
                                                              ============

See notes to financial statements.

THE CHINA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 2006     OCTOBER 31, 2005
                                                              ----------------    ----------------
                                                                (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income.....................................    $     45,911        $  2,945,109
  Net realized gain on investments and foreign currency
     transactions...........................................      31,991,888          32,018,415
  Net increase (decrease) in unrealized appreciation on
     investments and foreign currency translations..........     110,356,933         (41,317,713)
                                                                ------------        ------------
  Net increase (decrease) in net assets from operations.....     142,394,732          (6,354,189)
                                                                ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (3,124,848)         (1,979,079)
  Capital gains.............................................     (33,017,522)        (34,014,358)
                                                                ------------        ------------
  Total dividends and distributions to shareholders.........     (36,142,370)        (35,993,437)
                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Fund Shares sold..........................................              --         110,307,729
  Reinvestment of Dividends and Distributions
     (56,374 and 8,740 shares, respectively)................       2,510,506           1,649,496
                                                                ------------        ------------
  Net increase in net assets from capital share
     transactions...........................................       2,510,506         111,957,225
NET INCREASE IN NET ASSETS..................................     108,762,868          69,609,599
                                                                ------------        ------------
NET ASSETS:
  Beginning of year.........................................     334,495,574         264,885,975
                                                                ------------        ------------
  End of period.............................................    $443,258,442        $334,495,574
                                                                ============        ============

Undistributed net investment income (loss), end of period...    $     (9,874)       $  3,069,063
                                                                ============        ============

See notes to financial statements.

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING FOR THE PERIOD(S)
INDICATED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  SIX MONTHS ENDED
                                     APRIL 30,                      YEAR ENDED OCTOBER 31,
                                  ----------------   ----------------------------------------------------
                                        2006           2005       2004       2003       2002       2001
                                  ----------------   --------   --------   --------   --------   --------
                                    (UNAUDITED)
PER SHARE OPERATION PERFORMANCE
Net asset value, beginning of
  year..........................      $  23.25       $  26.27   $  26.93   $  14.92   $  13.19   $  12.37
Net investment income...........          0.00           0.21       0.21       0.06       0.11       0.14
Net realized and unrealized gain
  on investments and foreign
  currency transactions.........          9.84           0.34       0.91      12.16       1.75       0.68
                                      --------       --------   --------   --------   --------   --------
Total income from investment
  operations....................          9.84           0.55       1.12      12.22       1.86       0.82
                                      --------       --------   --------   --------   --------   --------
Less dividends and
  distributions:
Dividend from net investment
  income........................         (0.22)         (0.20)     (0.07)     (0.06)     (0.13)      0.00
Distributions from net realized
  capital gains.................         (2.29)         (3.37)     (1.71)     (0.15)      0.00       0.00
                                      --------       --------   --------   --------   --------   --------
Total dividends and
  distributions.................         (2.51)         (3.57)     (1.78)     (0.21)     (0.13)      0.00
                                      --------       --------   --------   --------   --------   --------
Net asset value, end of year....      $  30.58       $  23.25   $  26.27   $  26.93   $  14.92   $  13.19
                                      ========       ========   ========   ========   ========   ========
Per share market price, end of
  year..........................      $  33.40       $  24.55   $  29.15   $  34.74   $  12.61   $  10.74
                                      ========       ========   ========   ========   ========   ========
TOTAL INVESTMEST RETURN
  (BASED ON MARKET PRICE).......         50.74%(2)      (5.50)%   (12.16)%   179.41%     18.63%     20.13%
                                      ========       ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year
  (000's).......................      $443,258       $334,496   $264,886   $271,278   $150,319   $132,912
Ratio of expenses to average net
  assets........................          1.22%(1)       1.44%      1.41%      1.76%      1.97%      2.39%
Ratio of expenses to average net
  assets, excluding stock
  dividend tax expense..........          1.22%(1)       1.38%      1.34%      1.68%      1.85%      2.31%
Ratio of net investment income
  to average net assets.........          0.02%(1)       1.04%      0.78%      0.32%      0.72%      1.09%
Portfolio turnover rate.........            28%            26%        40%        55%        68%       115%

(1) Annualized.

(2) Not Annualized.

See notes to financial statements.

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments in the equity securities of companies engaged in a substantial amount of business in the People's Republic of China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended, April 30, 2006 relate to the valuation of the Fund's Direct Investments, as further discussed below and in Note B.

SECURITY VALUATION: Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from Direct Investment Manager. The Direct Investment's original cost is considered to be fair value unless the Board of Directors, based on such advice, concludes there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OPTION CONTRACTS: The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

INDEMNIFICATION OBLIGATIONS: Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from Capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Income and capital gains distributions are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

The Fund made distribution of $3,124,848 from Ordinary Income and $33,017,522 from Long-Term Capital Gains during the six months ended April 30, 2006. For the year ended October 31, 2005 the Fund made distributions of $3,061,875 from Ordinary Income and $32,931,562 from Long-Term Capital Gains. Income and capital gains distributions are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES: The Fund has qualified and intends to qualify in the future as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code available to certain investment companies, including making distributions of taxable income and capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

NOTE B -- VALUATION OF DIRECT INVESTMENTS
At April 30, 2006, Direct Investments amounting to $14,977,048 (3.38% of net assets) have been valued at fair value as determined by the Board of Directors in the absence of readily ascertainable market values. The procedures applied by the Board of Directors in arriving at its estimate of value of securities without readily available market values comply with the Fund's policies for valuing Direct Investments at original cost unless the Board of Directors, based on advice from the Direct Investment Manager, concludes that there has been a material change of a long-term nature and sufficient reliable information is available to revalue these investments. Determination of fair values involves subjective judgment and, because of the inherent uncertainty of valuation, the Board of Directors' estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

NOTE C -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Martin Currie Inc. is the investment manager for the Fund's listed assets (the "Listed Assets"). Martin Currie Inc. receives a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$315 million of the Fund's average weekly net assets invested in Listed Assets; and 0.50% of the Fund's average weekly net assets invested in Listed Assets in excess of US$315 million.

Asian Direct Capital Management ("ADCM") is the investment manager for the Fund's assets allocated to direct investments. ADCM receives a fee, computed weekly and payable monthly at an annual rate equal to the greater of $300,000 or 2.2% of the average weekly value of the net assets of the Fund invested in Direct Investments.

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities will receive any compensation from the Fund for serving as an officer or director of the Fund. The Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $27,500 and $10,000, respectively, plus $2,000 for each Board of Directors' meeting or Audit Committee meeting attended. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors' meetings.

NOTE D -- CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management's discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the six months ended April 30, 2006, the Fund did not participate in this program.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE E -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2006, the Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $103,409,424 and $100,095,928, respectively. At April 30, 2006, the cost of investments for federal income tax purposes was $278,450,285. Gross unrealized appreciation of investments was $168,927,142, while gross unrealized depreciation of investments was $10,488,470, resulting in net unrealized appreciation of investments of $158,438,672.

NOTE F -- INVESTMENTS IN CHINA
The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

NOTE G -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

                                                                                                      DIVIDENDS
                                                                                                     INCLUDED IN
                          BALANCE OF                                     BALANCE OF                    DIVIDEND
                          SHARES HELD       GROSS                        SHARES HELD     VALUE         INCOME -
                          OCTOBER 31,     PURCHASES      GROSS SALES      APRIL 30,    APRIL 30,    NON-CONTROLLED
NAME OF ISSUER               2005       AND ADDITIONS   AND REDUCTIONS      2006          2006        AFFILIATES
--------------            -----------   -------------   --------------   -----------   ----------   --------------
Captive Finance,
  Ltd. .................   2,000,000        $  --        $         --     2,000,000    $3,045,000       $  --
CDW Holdings Ltd........  60,000,000           --                  --    60,000,000     8,728,653          --
Beiren Printing
  Machinery Holdings
  Ltd. .................   7,000,000           --                  --     7,000,000     1,480,689          --
Nanjing Dahe Outdoor
  Media Co., Ltd. ......  37,500,000           --         (37,500,000)           --            --          --

* Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities.

NOTE H -- CAPITAL STOCK
On August 3, 2005, the Fund had completed the rights offering of a total of 4 million shares of its common stock. Proceeds to the Fund, before expenses of $1,339,770, amounted to $111,647,500. At October 31, 2005, 100,000,000 shares of
$.01 par value common stock were authorized.

THE CHINA FUND, INC.
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PRIVACY POLICY

--------------------------------------------------------------------------------

                                 PRIVACY NOTICE

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     [ ] Information it receives from shareholders on applications or other forms; and

     [ ]  Information about shareholder transactions with the Fund.

THE FUND'S POLICY IS TO NOT DISCLOSE NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO NONAFFILIATED THIRD PARTIES (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who needs to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders' nonpublic personal information.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund's investment advisers to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-2255); and (2) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment advisers vote these proxies is now available by calling the same number and on the Commission's website. The Fund has filed its report on Form N-PX covering the Fund's proxy voting record for the 12 month period ending June 30, 2005.

QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Commission's website at http://www.sec.gov. Form N-Q has been filed as of March 30, 2006 for the third quarter of this fiscal year and is available on the Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-888-246-2255.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), adopted by the Fund, each shareholder will be deemed to have elected, unless Computershare Trust Company, N.A., the Plan Administrator, is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by the Plan Administrator in Fund shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Computershare Trust Company, N.A. (formerly, Equiserve Trust Company, N.A.) as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting Computershare c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3011. Phone: 1-800-426-5523.

Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (collectively, "Computershare" or the "Plan Administrator") acts as Plan Administrator and Service Agent. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund, valued at market price on the valuation date. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Administrator will, as administrator for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant's account on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Administrator, annually, in any amount from $100 to $3,000 for investment in the Fund's Common Stock. The Plan Administrator will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. Any voluntary cash payments received more than thirty days prior to such date will be returned by the Plan Administrator, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Administrator, it is suggested that participants send in voluntary cash payments to be received by the Plan Administrator approximately ten days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Administrator's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Administrator's open market purchases in connection with the reinvestment of dividends or capital gains distributions. A participant will also pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Administrator will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Administrator by at least 90 days' written notice to all shareholders. All correspondence concerning the Plan should be directed to Computershare c/o The China Fund, Inc. at P.O. Box 43011, Providence, Rhode Island 02940-3011. Phone: 1-800-426-5523.

DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following table provides information concerning each of the Directors of the Fund. The Board of Directors is comprised of Directors who are not interested persons of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. The Directors are divided into three classes, designated as Class I, Class II and Class III. The Directors in each such class are elected for a term of three years to succeed the Directors whose term of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified. The Fund Complex consists of one series.

                                                           PRINCIPAL OCCUPATION OR EMPLOYMENT
NAME (AGE) AND                   PRESENT OFFICE                DURING PAST FIVE YEARS AND                DIRECTOR
ADDRESS OF DIRECTOR               WITH THE FUND         DIRECTORSHIPS IN PUBLICLY HELD COMPANIES          SINCE
-------------------              ---------------  -----------------------------------------------------  --------
Alan Tremain (69)..............  Chairman of the  Chairman of the Board of the Fund; Chairman, Hotels      1992
  58 Avenue de la Reale          Board and        of Distinction Ventures, Inc. (1989-2005); Chairman,
  Port la Galere                 Director         Hotels of Distinction (International), Inc.
  Theoule-sur-Mer                                 (1974-present).
  06590 France

Michael F. Holland (61)........  Director         Chairman, Holland & Company L.L.C. (1995-present);       1992
  375 Park Avenue                                 Director, The Holland Balanced Fund, Inc. and Reaves
  New York, New York 10152                        Utility Income Fund; Trustee, State Street Master
                                                  Funds and State Street Institutional Investment
                                                  Trust.

James J. Lightburn (62)........  Director         Attorney, Nomos, (2004-present); Attorney, member of     1992
  13, Rue Alphonse de Neuville                    Hughes Hubbard & Reed (1993-2004).
  75017 Paris, France

Joe O. Rogers (57).............  Director         The Rogers Team LLC, organizing member (July 2001-       1992
  2477 Foxwood Drive                              present); Manager, The J-Squared Team LLC (April
  Chapel Hill, NC 27514                           2003-May 2004); Executive Vice President, Business
                                                  Development, PlanetPortal.com, Inc. (Sept. 1999-May
                                                  2001); Director, The Taiwan Fund, Inc.
                                                  (1986-present).

Nigel S. Tulloch (60)..........  Director         Chief Executive, HSBC Asset Management Bahamas           1992
  7, Circe Circle                                 Limited (1986-1992); Director, The HSBC China Fund
  Dalkeith                                        Limited.
  WA6009
  Australia

Gary L. French (53)............  President        Senior Vice President, State Street Bank and Trust
  225 Franklin Street                             Company (2002-present); Managing Director, Deutsche
  Boston, MA 02110                                Asset Management, Inc. and Zurich Scudder Investments
                                                  (acquired by Deutsche Bank in 2002) (2001-2002);
                                                  President, UAM Fund Services, Inc. (1995-2001).

William C. Cox (39)*...........  Treasurer        Vice President, State Street Bank and Trust Company.
  225 Franklin Street
  Boston, MA 02110

Mary Moran Zeven (44)..........  Secretary        Senior Vice President and Senior Counsel, State
  225 Franklin Street                             Street Bank and Trust Company.
  Boston, MA 02110

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

THE CHINA FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNITED STATES ADDRESS
The China Fund, Inc.
c/o State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206-5049
1-888-CHN-CALL (246-2255)

DIRECTORS AND OFFICERS
Alan Tremain, O.B.E., Director and Chairman of the Board
Michael F. Holland, Director
James J. Lightburn, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
Gary L. French, President
William C. Cox, Treasurer
Mary Moran Zeven, Secretary

INVESTMENT MANAGER
Martin Currie Inc.

DIRECT INVESTMENT MANAGER
Asian Direct Capital Management

SHAREHOLDER SERVICING AGENT
The Altman Group

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Computershare Trust Company, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche, LLP

LEGAL COUNSEL
Clifford Chance US LLP

ITEM 2. CODE OF ETHICS.

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.

Not required for this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Required disclosure beginning with fiscal year ending after 12/31/05.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not required for this filing.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3) Not required for this filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President of The China Fund, Inc.

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President of The China Fund, Inc.

Date: June 28, 2006


By: /s/ William C. Cox
    ---------------------------------
    William C. Cox
    Treasurer of The China Fund, Inc.

Date: June 23, 2006